General and Description of the Business (Details)				0 Months Ended					0 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 Axalta Coating Systems Dutch Co. Top Coöperatief U.A. [Member]	Dec. 31, 2014 Axalta Coating Systems Dutch Holdings A B.V. [Member]	Feb. 01, 2013 The Carlyle Group L.P. [Member] USD ($)	Feb. 01, 2013 Secured Debt [Member] Dollar Term Loan Due 2020 [Member] USD ($)	Feb. 01, 2013 Secured Debt [Member] Euro Term Loan Due 2020 [Member] EUR (€)	Feb. 01, 2013 Secured Debt [Member] 5.750% Senior Secured Notes Due 2021 [Member] EUR (€)	Feb. 01, 2013 Unsecured Debt [Member] 7.375% Senior Unsecured Notes Due 2021 [Member] USD ($)	Feb. 01, 2013 Successor [Member] USD ($)	Nov. 14, 2014 Successor [Member] Common Stock [Member] IPO [Member]	Nov. 14, 2014 Successor [Member] Common Stock [Member] IPO [Member] USD ($)	Nov. 14, 2014 Successor [Member] Common Stock [Member] Over-Allotment Option [Member]
Entity Information [Line Items]
Ownership percentage	100.00%	100.00%	100.00%
Consideration transferred, equity interests issued and issuable				$ 1,350,000,000					$ 1,350,000,000
Debt instrument, face amount					$ 2,300,000,000.0	€ 400,000,000.0	€ 250,000,000.0	$ 750,000,000.0
Debt instrument, interest rate, stated percentage							5.75%	7.375%
Number of shares issued in transaction										50,000,000		7,500,000
Sale price per share											$ 19.50